WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.2%
	AUSTRALIA — 4.6%
1,370,149	Atlassian Corp. PLC - Class A*	$286,799,589
2,851,300	CSL Ltd.	580,585,005
		867,384,594
	CANADA — 8.8%
11,683,490	Canadian Pacific Railway Ltd.	921,476,857
1,750,606	Lululemon Athletica, Inc.*	543,580,669
5,571,181	Shopify, Inc. - Class A*	194,044,234
		1,659,101,760
	CHINA — 3.0%
41,406,500	Li Ning Co., Ltd.	335,874,290
21,296,430	Shenzhou International Group Holdings Ltd.	223,999,247
		559,873,537
	DENMARK — 5.2%
1,636,292	DSV A/S	275,716,842
6,009,682	Novo Nordisk A/S - Class B	699,970,854
		975,687,696
	FRANCE — 7.8%
980,411	LVMH Moet Hennessy Louis Vuitton S.E.	680,770,984
2,106,045	Pernod Ricard S.A.	413,731,938
2,660,374	Schneider Electric S.E.	367,950,063
		1,462,452,985
	HONG KONG — 3.4%
63,136,800	AIA Group Ltd.	634,313,349
	IRELAND — 16.8%
2,233,521	Accenture PLC - Class A	684,038,142
2,289,734	Aon PLC - Class A	666,404,183
17,747,703	Experian PLC	621,351,145
2,599,300	ICON PLC*	627,081,125
2,454,369	STERIS PLC	553,828,365
		3,152,702,960
	ITALY — 3.3%
2,909,687	Ferrari N.V.	617,924,554
	JAPAN — 4.9%
1,222,533	Keyence Corp.	484,541,391

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
3,029,700	Lasertec Corp.	$433,762,451
		918,303,842
	NETHERLANDS — 9.1%
339,709	Adyen N.V.*	611,075,625
1,308,622	ASM International N.V.	401,982,490
1,197,952	ASML Holding N.V.	688,151,547
		1,701,209,662
	SPAIN — 2.3%
7,333,833	Amadeus IT Group S.A.*	427,648,515
	SWEDEN — 4.1%
23,914,868	Atlas Copco A.B. - A Shares	279,549,703
5,092,801	Evolution A.B.	494,158,758
		773,708,461
	SWITZERLAND — 13.1%
8,100,597	Alcon, Inc.	637,516,729
533,835	Lonza Group A.G.	324,422,056
291,517	Mettler-Toledo International, Inc.*	393,469,240
4,678,604	Nestle S.A.	573,226,553
2,179,763	Sika A.G.	538,563,815
		2,467,198,393
	TAIWAN — 1.7%
3,593,601	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	317,961,817
	UNITED KINGDOM — 4.9%
4,321,342	AstraZeneca PLC	568,402,237
2,817,213	Ferguson PLC	354,381,518
		922,783,755
	UNITED STATES — 5.2%
1,039,716	EPAM Systems, Inc.*	363,120,813
2,517,308	ResMed, Inc.	605,462,920
		968,583,733
	TOTAL COMMON STOCKS
	(Cost $14,914,089,258)	18,426,839,613

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 1.8%
$346,622,587	UMB Bank Demand Deposit, 1.48%[1]	$346,622,587
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $346,622,587)	346,622,587
	TOTAL INVESTMENTS — 100.0%
	(Cost $15,260,711,845)	18,773,462,200
	Liabilities in Excess of Other Assets — (0.0)%	(1,780,022)
	TOTAL NET ASSETS — 100.0%	$18,771,682,178

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.